Concentrations of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentrations of Credit

Note 14—Concentrations of Credit

Most of the loans, commitments and letters of credit involve customers or sponsors in the Company’s market areas. Investments in state and municipal securities also involve governmental entities within the Company’s market areas. General concentrations of credit by type of loan are set forth in Note 3 of these consolidated financial statements. The distribution of commitments to extend credit approximates the distribution of loans outstanding. Letters of credit were granted primarily to commercial borrowers.

Note 17—Concentrations of Credit

Most of the loans, commitments and letters of credit have been granted to customers in the Company’s market areas. Investments in state and municipal securities also involve governmental entities within the Company’s market areas. General concentrations of credit by type of loan are set forth in Note 3 of these consolidated financial statements. The distribution of commitments to extend credit approximates the distribution of loans outstanding. Letters of credit were granted primarily to commercial borrowers.